Condensed consolidating financial statements - Condensed Consolidating Statement of Other Comprehensive Income (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	£ 2,894	£ 2,776	£ 6,210
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	72	978	3,099
Differences on exchange	153	1,358	3,868
Associates – share of OCI, net of tax	29	(58)	(38)
Tax on items that may be reclassified	47	(9)	18
Items that will not be reclassified subsequently to profit or loss:	(662)	287	115
– net actuarial (losses)/gains	(833)	346	138
Associates - share of OCI net of tax	15		6
Tax on items that will not be reclassified	156	(56)	(33)
Total other comprehensive (expense)/income for the period, net of tax	(590)	1,265	3,214
Total other comprehensive (expense)/income for the period, net of tax	(590)	1,265	3,214
Total comprehensive income/(expense) for the period, net of tax	2,304	4,041	9,424
Attributable to:
Owners of the parent	2,231	3,952	9,239
Non-controlling interests	73	89	185
Total comprehensive income for the period, net of tax	2,304	4,041	9,424
Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	2,894	2,776
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	72	978
Differences on exchange	153	1,358
Cash flow hedges	(161)	15
Net investment hedges	4	(328)
Associates – share of OCI, net of tax	29	(58)
Tax on items that may be reclassified	47	(9)
Items that will not be reclassified subsequently to profit or loss:	(662)	287
– net actuarial (losses)/gains	(833)	343
Associates - share of OCI net of tax	15
Tax on items that will not be reclassified	156	(56)
Total other comprehensive (expense)/income for the period, net of tax	(590)	1,265
Total other comprehensive (expense)/income for the period, net of tax	(590)	1,265
Total comprehensive income/(expense) for the period, net of tax	2,304	4,041
Attributable to:
Owners of the parent	2,231	3,952
Non-controlling interests	73	89
Total comprehensive income for the period, net of tax	2,304	4,041
Shelf Registration Statement
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	2,894	2,776
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	72	978
Differences on exchange	153	1,358
Cash flow hedges	(161)	15
Net investment hedges	4	(328)
Associates – share of OCI, net of tax	29	(58)
Tax on items that may be reclassified	47	(9)
Items that will not be reclassified subsequently to profit or loss:	(662)	287
– net actuarial (losses)/gains	(833)	343
Associates - share of OCI net of tax	15
Tax on items that will not be reclassified	156	(56)
Total other comprehensive (expense)/income for the period, net of tax	(590)	1,265
Total other comprehensive (expense)/income for the period, net of tax	(590)	1,265
Total comprehensive income/(expense) for the period, net of tax	2,304	4,041
Attributable to:
Owners of the parent	2,231	3,952
Non-controlling interests	73	89
Total comprehensive income for the period, net of tax	2,304	4,041
Reportable Legal Entities | BAT p.l.c., Parent guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	2,926	2,796
Other comprehensive income/(expense)
Total comprehensive income/(expense) for the period, net of tax	2,336	4,061
Attributable to:
Owners of the parent	2,336	4,061
Total comprehensive income for the period, net of tax	2,336	4,061
Reportable Legal Entities | BAT p.l.c., Parent guarantor | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	2,926	2,796
Other comprehensive income/(expense)
Total comprehensive income/(expense) for the period, net of tax	2,336	4,061
Attributable to:
Owners of the parent	2,336	4,061
Total comprehensive income for the period, net of tax	2,336	4,061
Reportable Legal Entities | BAT p.l.c., Parent guarantor | Shelf Registration Statement
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	2,926	2,796
Other comprehensive income/(expense)
Total comprehensive income/(expense) for the period, net of tax	2,336	4,061
Attributable to:
Owners of the parent	2,336	4,061
Total comprehensive income for the period, net of tax	2,336	4,061
Reportable Legal Entities | RJRT, Issuer (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	1,413	1,211
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	58
Differences on exchange	58
Items that will not be reclassified subsequently to profit or loss:	41
– net actuarial (losses)/gains	46
Tax on items that will not be reclassified	(5)
Total other comprehensive (expense)/income for the period, net of tax	99
Total other comprehensive (expense)/income for the period, net of tax	99
Total comprehensive income/(expense) for the period, net of tax	1,512	1,211
Attributable to:
Owners of the parent	1,512	1,211
Total comprehensive income for the period, net of tax	1,512	1,211
Reportable Legal Entities | RAI, Issuer (RB), Subsidiary guarantor (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	1,658	1,465
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	58
Differences on exchange	58
Items that will not be reclassified subsequently to profit or loss:	10
– net actuarial (losses)/gains	14
Tax on items that will not be reclassified	(4)
Total other comprehensive (expense)/income for the period, net of tax	68
Total other comprehensive (expense)/income for the period, net of tax	68
Total comprehensive income/(expense) for the period, net of tax	1,726	1,465
Attributable to:
Owners of the parent	1,726	1,465
Total comprehensive income for the period, net of tax	1,726	1,465
Reportable Legal Entities | RJRTH, Subsidiary guarantor (LB & RB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	1,425	1,228
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	58
Differences on exchange	58
Items that will not be reclassified subsequently to profit or loss:	12
– net actuarial (losses)/gains	17
Tax on items that will not be reclassified	(5)
Total other comprehensive (expense)/income for the period, net of tax	70
Total other comprehensive (expense)/income for the period, net of tax	70
Total comprehensive income/(expense) for the period, net of tax	1,495	1,228
Attributable to:
Owners of the parent	1,495	1,228
Total comprehensive income for the period, net of tax	1,495	1,228
Reportable Legal Entities | All other companies, Non-guarantor subsidiaries
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	2,869	2,949
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	73	978
Differences on exchange	154	1,358
Cash flow hedges	(161)	15
Net investment hedges	4	(328)
Associates – share of OCI, net of tax	29	(58)
Tax on items that may be reclassified	47	(9)
Items that will not be reclassified subsequently to profit or loss:	(698)	287
– net actuarial (losses)/gains	(874)	343
Associates - share of OCI net of tax	15
Tax on items that will not be reclassified	161	(56)
Total other comprehensive (expense)/income for the period, net of tax	(625)	1,265
Total other comprehensive (expense)/income for the period, net of tax	(625)	1,265
Total comprehensive income/(expense) for the period, net of tax	2,244	4,214
Attributable to:
Owners of the parent	2,171	4,125
Non-controlling interests	73	89
Total comprehensive income for the period, net of tax	2,244	4,214
Reportable Legal Entities | All other companies, Non-guarantor subsidiaries | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	2,898	2,822
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	167	949
Differences on exchange	95	1,358
Cash flow hedges	(8)	(14)
Net investment hedges	4	(328)
Associates – share of OCI, net of tax	29	(58)
Tax on items that may be reclassified	47	(9)
Items that will not be reclassified subsequently to profit or loss:	(672)	287
– net actuarial (losses)/gains	(847)	343
Associates - share of OCI net of tax	15
Tax on items that will not be reclassified	160	(56)
Total other comprehensive (expense)/income for the period, net of tax	(505)	1,236
Total other comprehensive (expense)/income for the period, net of tax	(505)	1,236
Total comprehensive income/(expense) for the period, net of tax	2,393	4,058
Attributable to:
Owners of the parent	2,320	3,969
Non-controlling interests	73	89
Total comprehensive income for the period, net of tax	2,393	4,058
Reportable Legal Entities | All other companies, Non-guarantor subsidiaries | Shelf Registration Statement
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	2,902	2,804
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	167	949
Differences on exchange	95	1,358
Cash flow hedges	(8)	(14)
Net investment hedges	4	(328)
Associates – share of OCI, net of tax	29	(58)
Tax on items that may be reclassified	47	(9)
Items that will not be reclassified subsequently to profit or loss:	(672)	287
– net actuarial (losses)/gains	(847)	343
Associates - share of OCI net of tax	15
Tax on items that will not be reclassified	160	(56)
Total other comprehensive (expense)/income for the period, net of tax	(505)	1,236
Total other comprehensive (expense)/income for the period, net of tax	(505)	1,236
Total comprehensive income/(expense) for the period, net of tax	2,397	4,040
Attributable to:
Owners of the parent	2,324	3,951
Non-controlling interests	73	89
Total comprehensive income for the period, net of tax	2,397	4,040
Reportable Legal Entities | BATCAP | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	11	146
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	(167)	19
Cash flow hedges	(167)	19
Total other comprehensive (expense)/income for the period, net of tax	(167)	19
Total other comprehensive (expense)/income for the period, net of tax	(167)	19
Total comprehensive income/(expense) for the period, net of tax	(156)	165
Attributable to:
Owners of the parent	(156)	165
Total comprehensive income for the period, net of tax	(156)	165
Reportable Legal Entities | BATIF | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	98	38
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	14	10
Cash flow hedges	14	10
Total other comprehensive (expense)/income for the period, net of tax	14	10
Total other comprehensive (expense)/income for the period, net of tax	14	10
Total comprehensive income/(expense) for the period, net of tax	112	48
Attributable to:
Owners of the parent	112	48
Total comprehensive income for the period, net of tax	112	48
Reportable Legal Entities | BATHTN | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	3	5
Other comprehensive income/(expense)
Total comprehensive income/(expense) for the period, net of tax	3	5
Attributable to:
Owners of the parent	3	5
Total comprehensive income for the period, net of tax	3	5
Reportable Legal Entities | BATNF and RAI | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	1,658	1,465
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	58
Differences on exchange	58
Items that will not be reclassified subsequently to profit or loss:	10
– net actuarial (losses)/gains	14
Tax on items that will not be reclassified	(4)
Total other comprehensive (expense)/income for the period, net of tax	68
Total other comprehensive (expense)/income for the period, net of tax	68
Total comprehensive income/(expense) for the period, net of tax	1,726	1,465
Attributable to:
Owners of the parent	1,726	1,465
Total comprehensive income for the period, net of tax	1,726	1,465
Reportable Legal Entities | BATCAP, Issuer/ Subsidiary guarantor | Shelf Registration Statement
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	11	146
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	(167)	19
Cash flow hedges	(167)	19
Total other comprehensive (expense)/income for the period, net of tax	(167)	19
Total other comprehensive (expense)/income for the period, net of tax	(167)	19
Total comprehensive income/(expense) for the period, net of tax	(156)	165
Attributable to:
Owners of the parent	(156)	165
Total comprehensive income for the period, net of tax	(156)	165
Reportable Legal Entities | Issuer Or Subsidiary Guarantor B A T I F | Shelf Registration Statement
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	98	38
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	14	10
Cash flow hedges	14	10
Total other comprehensive (expense)/income for the period, net of tax	14	10
Total other comprehensive (expense)/income for the period, net of tax	14	10
Total comprehensive income/(expense) for the period, net of tax	112	48
Attributable to:
Owners of the parent	112	48
Total comprehensive income for the period, net of tax	112	48
Reportable Legal Entities | BATNF & RAI, Subsidiary guarantors | Shelf Registration Statement
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	1,658	1,465
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	58
Differences on exchange	58
Items that will not be reclassified subsequently to profit or loss:	10
– net actuarial (losses)/gains	14
Tax on items that will not be reclassified	(4)
Total other comprehensive (expense)/income for the period, net of tax	68
Total other comprehensive (expense)/income for the period, net of tax	68
Total comprehensive income/(expense) for the period, net of tax	1,726	1,465
Attributable to:
Owners of the parent	1,726	1,465
Total comprehensive income for the period, net of tax	1,726	1,465
Eliminations
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	(7,397)	(6,873)
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	(175)
Differences on exchange	(175)
Items that will not be reclassified subsequently to profit or loss:	(27)
– net actuarial (losses)/gains	(36)
Tax on items that will not be reclassified	9
Total other comprehensive (expense)/income for the period, net of tax	(202)
Total other comprehensive (expense)/income for the period, net of tax	(202)
Total comprehensive income/(expense) for the period, net of tax	(7,009)	(8,138)
Attributable to:
Owners of the parent	(7,009)	(8,138)
Total comprehensive income for the period, net of tax	(7,009)	(8,138)
Eliminations | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	(4,700)	(4,496)
Other comprehensive income/(expense)
Total comprehensive income/(expense) for the period, net of tax	(4,110)	(5,761)
Attributable to:
Owners of the parent	(4,110)	(5,761)
Total comprehensive income for the period, net of tax	(4,110)	(5,761)
Eliminations | Shelf Registration Statement
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	(4,701)	(4,473)
Other comprehensive income/(expense)
Total comprehensive income/(expense) for the period, net of tax	(4,111)	(5,738)
Attributable to:
Owners of the parent	(4,111)	(5,738)
Total comprehensive income for the period, net of tax	(4,111)	(5,738)
SEC Regulation S-X 3-10
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	2,894	2,776
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	72	978
Differences on exchange	153	1,358
Cash flow hedges	(161)	15
Net investment hedges	4	(328)
Associates – share of OCI, net of tax	29	(58)
Tax on items that may be reclassified	47	(9)
Items that will not be reclassified subsequently to profit or loss:	(662)	287
– net actuarial (losses)/gains	(833)	343
Associates - share of OCI net of tax	15
Tax on items that will not be reclassified	156	(56)
Total other comprehensive (expense)/income for the period, net of tax	(590)	1,265
Total other comprehensive (expense)/income for the period, net of tax	(590)	1,265
Total comprehensive income/(expense) for the period, net of tax	2,304	4,041
Attributable to:
Owners of the parent	2,231	3,952
Non-controlling interests	73	89
Total comprehensive income for the period, net of tax	2,304	4,041
Other Reserves
Other comprehensive income/(expense)
Total other comprehensive (expense)/income for the period, net of tax	94	975	3,090
Total other comprehensive (expense)/income for the period, net of tax	94	975	3,090
Total comprehensive income/(expense) for the period, net of tax	94	975	3,090
Attributable to:
Total comprehensive income for the period, net of tax	94	975	3,090
Other Reserves | Reportable Legal Entities | BAT p.l.c., Parent guarantor
Other comprehensive income/(expense)
Share of OCI	(662)	287
Other Reserves | Reportable Legal Entities | BAT p.l.c., Parent guarantor | Registered BATCAP bonds
Other comprehensive income/(expense)
Share of OCI	(662)	287
Other Reserves | Reportable Legal Entities | BAT p.l.c., Parent guarantor | Shelf Registration Statement
Other comprehensive income/(expense)
Share of OCI	(662)	287
Other Reserves | Eliminations
Other comprehensive income/(expense)
Share of OCI	662	(287)
Other Reserves | Eliminations | Registered BATCAP bonds
Other comprehensive income/(expense)
Share of OCI	662	(287)
Other Reserves | Eliminations | Shelf Registration Statement
Other comprehensive income/(expense)
Share of OCI	662	(287)
Retained Earnings
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period	2,814	2,690	6,032
Other comprehensive income/(expense)
Total other comprehensive (expense)/income for the period, net of tax	(677)	287	117
Total other comprehensive (expense)/income for the period, net of tax	(677)	287	117
Total comprehensive income/(expense) for the period, net of tax	2,137	2,977	6,149
Attributable to:
Total comprehensive income for the period, net of tax	2,137	2,977	£ 6,149
Retained Earnings | Reportable Legal Entities | BAT p.l.c., Parent guarantor
Other comprehensive income/(expense)
Share of OCI	72	978
Retained Earnings | Reportable Legal Entities | BAT p.l.c., Parent guarantor | Registered BATCAP bonds
Other comprehensive income/(expense)
Share of OCI	72	978
Retained Earnings | Reportable Legal Entities | BAT p.l.c., Parent guarantor | Shelf Registration Statement
Other comprehensive income/(expense)
Share of OCI	72	978
Retained Earnings | Eliminations
Other comprehensive income/(expense)
Share of OCI	(72)	(978)
Retained Earnings | Eliminations | Registered BATCAP bonds
Other comprehensive income/(expense)
Share of OCI	(72)	(978)
Retained Earnings | Eliminations | Shelf Registration Statement
Other comprehensive income/(expense)
Share of OCI	£ (72)	£ (978)